Employee benefits - Weighted average duration of benefit obligations (Details)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
U.K.
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	12 years	13 years
France
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	16 years	17 years
GERMANY
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	9 years	10 years
Other
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	9 years	9 years